Filed with the Securities and Exchange Commission on June 2, 2011

Securities Act Registration No.   33-37426
Investment Company Act Reg. No. 811-6194

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	33	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	34	[	X	]

(Check appropriate box or boxes)

UTC NORTH AMERICAN FUND, INC.
(Exact Name of Registrant as Specified in Charter)

UTC North American Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 368-3322

The Corporation Trust Company
32 South Street
Baltimore, MD 21202
(Name and Address of Agent for Service)

Copy to:
Jeffery R. Atkin, Esq.
Foley & Lardner LLP
55 S. Flower St., Suite 3500
Los Angeles, CA 90071

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 33 to the Registration Statement of UTC North American Fund, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 32 on Form N-1A filed on April 29, 2011.  This PEA No. 33 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 32 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 2nd day of June, 2011.

                   UTC NORTH AMERICAN FUND, INC.

BY	/s/ Amoy Van Lowe
                     Amoy Van Lowe, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors on the date(s) indicated below.

Signature	Title	Date

/s/Jean P. Alexander	Director	June 2, 2011
Jean P. Alexander*

/s/Melania Haynes	Director	June 2, 2011
Melania Haynes*

/s/Lucille Mair	Director	June 2, 2011
Lucille Mair*

/s/Ajatta Mediratta	Director	June 2, 2011
Ajatta Mediratta*

/s/Gayle Daniel-Worrell	Director	June 2, 2011
Gayle Daniel-Worrell*

*By: /s/Jeffery R. Atkin
Attorney-In Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE